Debt, Net - Narrative (Details) - USD ($)				3 Months Ended		4 Months Ended	12 Months Ended
		Oct. 31, 2020	May 29, 2020	Mar. 31, 2021	Mar. 31, 2020	May 28, 2020	Dec. 31, 2020		Dec. 31, 2019	Oct. 04, 2019
Debt Instrument [Line Items]
Percentage of stock issued to creditors			1.00%
Proceeds from issuance of debt				$ 0	$ 24,900,000
Unamortized discount				13,586,000			$ 14,674,000
Shares issued							1,000
Proceeds from sales of equipment		$ 2,300,000					2,315,000		$ 0
Repayment of debt				0	632,000
Restricted cash - Note 6				0	$ 2,929,000		$ 0		$ 3,270,000
Common Stock
Debt Instrument [Line Items]
Number of shares issued	[1]						101		37,600
Additional Paid-in Capital
Debt Instrument [Line Items]
Shares issued	[1]						$ 1,000
Sprott Credit Agreement
Debt Instrument [Line Items]
Share price (in dollars per share)			$ 12.65
Shares issued							$ 6,282,000
Sprott Credit Agreement | Common Stock
Debt Instrument [Line Items]
Number of shares issued			500,000				496,634	[1]
Sprott Credit Agreement | Additional Paid-in Capital
Debt Instrument [Line Items]
Shares issued			$ 6,300,000				$ 6,282,000	[1]
Subordinated debt
Debt Instrument [Line Items]
Stated interest rate			10.00%
1.25 Lien Notes for Subordinated Notes
Debt Instrument [Line Items]
Debt converted			$ 80,000,000.0				80,000,000		$ 0
2.0 Lien Notes to common stock
Debt Instrument [Line Items]
Debt converted			221,300,000
Retained earnings, increase (decrease) upon debt conversion			$ 74,600,000
Debt conversion, number of shares distributed			14,795,153
Conversion price (in dollars per share)			$ 1.67
Debt conversion, number of shares issued			132,800,000
1.5 Lien Notes to common stock
Debt Instrument [Line Items]
Debt converted			$ 145,700,000				160,254,000		0
Retained earnings, increase (decrease) upon debt conversion			$ (14,600,000)
Debt conversion, number of shares issued			16,000,000.0
Percentage of total principal amount			10.00%
1.25 Lien Notes to common stock
Debt Instrument [Line Items]
Debt converted			$ 48,500,000				48,459,000		0
Debt conversion, number of shares issued			4,850,000
1.25 Lien Notes to Subordinated Notes
Debt Instrument [Line Items]
Debt converted			$ 80,000,000.0
Debt conversion, amount			80,000,000.0
Sprott Credit Agreement
Debt Instrument [Line Items]
Minimum working capital							10,000,000.0
Minimum unrestricted cash							$ 10,000,000.0
Gold and silver, discount rate							5.00%
Maximum borrowing capacity										$ 110,000,000.0
Stated amount of borrowing			$ 70,000,000.0
Debt, original issue discount			2.00%
Original issue discount			$ 1,400,000
Remaining borrowing capacity							$ 40,000,000.0
Proceeds from issuance of debt			62,300,000				$ 68,600,000		0
Interest obligation			9,300,000
Unamortized discount			$ 17,000,000.0
Stated interest rate			7.00%				8.50%
Periodic payment, first twelve months			$ 0
Percentage of interest capitalized			100.00%
Quarterly interest payable			$ 500,000
First four principal repayments, percentage of outstanding principal			2.50%
Subsequent principal repayments, percentage of outstanding principal			7.50%
Debt term			5 years
Amount of debt repurchased		$ 1,200,000
Sprott Credit Agreement | Minimum
Debt Instrument [Line Items]
Early repayment premium			3.00%
Payment terms, percent of proceeds received							50.00%
Sprott Credit Agreement | Maximum
Debt Instrument [Line Items]
Early repayment premium			5.00%
Payment terms, percent of proceeds received							100.00%
Sprott Credit Agreement | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			1.50%
2.0 Lien Notes
Debt Instrument [Line Items]
Stated interest rate			15.00%
1.5 Lien Notes
Debt Instrument [Line Items]
Stated interest rate			15.00%
Repurchase price percentage			110.00%
1.25 Lien Notes
Debt Instrument [Line Items]
Proceeds from issuance of debt							$ 44,841,000		71,831,000
Stated interest rate			15.00%
1.25 Lien Notes | 1.25 Lien Notes to common stock
Debt Instrument [Line Items]
Debt converted			$ 48,500,000
Debt conversion, number of shares issued			4,845,920
1.25 Lien Notes | 1.25 Lien Notes to Subordinated Notes
Debt Instrument [Line Items]
Debt converted			$ 80,000,000.0
Debt conversion, amount			80,000,000.0
Subordinated Notes
Debt Instrument [Line Items]
Stated amount of borrowing			$ 80,000,000.0	$ 80,000,000.0
Subordinated Notes | Subordinated debt
Debt Instrument [Line Items]
Stated interest rate			10.00%
First Lien Agreement
Debt Instrument [Line Items]
Repayment of debt			$ 125,500,000				125,468,000		0
Restricted cash - Note 6			3,300,000
First Lien Agreement | Alternative Base Rate Canada
Debt Instrument [Line Items]
Basis spread on variable rate						7.50%
Promissory Note
Debt Instrument [Line Items]
Repayment of debt			$ 6,900,000				$ 6,914,000		$ 0

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.